Summary of Significant Accounting Policies - Allowance for Uncollectible Accounts (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Additions	¥ (197)
Balance at end of the year	(382)
Impact of adoption of ASC 326
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance at end of the year	¥ (185)